Summary of Per Share Amounts (Detail) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Shares And Adjusted Weighted Average Shares [Abstract]
Net earnings (loss) for the period	$ (120,138)	$ 6,618
Weighted average shares outstanding – basic	13,722	14,539
Effect of share options and other equity compensation plans		320
Weighted average shares outstanding – diluted	13,722	14,859